DERIVATIVE FINANCIAL INSTRUMENTS - Fair Value by Balance Sheet Location (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Accrued Liabilities
Derivative [Line Items]
Derivative liability	$ (2,835)	$ (800)
Accrued Liabilities | Foreign currency forward contracts: | Designated as Hedging Instrument
Derivative [Line Items]
Derivative liability		(222)
Accrued Liabilities | Foreign currency forward contracts: | Non-designated cash flow hedges
Derivative [Line Items]
Derivative liability		(578)
Accrued Liabilities | Foreign currency forward contracts: | Cash flow hedges | Designated as Hedging Instrument
Derivative [Line Items]
Derivative liability	(604)
Accrued Liabilities | Foreign currency forward contracts: | Cash flow hedges | Non-designated cash flow hedges
Derivative [Line Items]
Derivative liability	(525)
Accrued Liabilities | Foreign currency forward contracts: | Fair value hedges
Derivative [Line Items]
Derivative liability	0
Accrued Liabilities | Interest rate swap contracts:
Derivative [Line Items]
Derivative liability	0	0
Accrued Liabilities | Bunker fuel hedges
Derivative [Line Items]
Derivative liability	(1,706)	0
Other Assets
Derivative [Line Items]
Derivative asset	62,465	10,102
Other Assets | Foreign currency forward contracts: | Designated as Hedging Instrument
Derivative [Line Items]
Derivative asset		0
Other Assets | Foreign currency forward contracts: | Non-designated cash flow hedges
Derivative [Line Items]
Derivative asset		0
Other Assets | Foreign currency forward contracts: | Cash flow hedges | Designated as Hedging Instrument
Derivative [Line Items]
Derivative asset	0
Other Assets | Foreign currency forward contracts: | Cash flow hedges | Non-designated cash flow hedges
Derivative [Line Items]
Derivative asset	0
Other Assets | Foreign currency forward contracts: | Fair value hedges
Derivative [Line Items]
Derivative asset	0
Other Assets | Interest rate swap contracts:
Derivative [Line Items]
Derivative asset	62,465	10,102
Other Assets | Bunker fuel hedges
Derivative [Line Items]
Derivative asset	0	0
Other Receivables, net
Derivative [Line Items]
Derivative asset	11,484	3,408
Other Receivables, net | Foreign currency forward contracts: | Designated as Hedging Instrument
Derivative [Line Items]
Derivative asset		2,183
Other Receivables, net | Foreign currency forward contracts: | Non-designated cash flow hedges
Derivative [Line Items]
Derivative asset		202
Other Receivables, net | Foreign currency forward contracts: | Cash flow hedges | Designated as Hedging Instrument
Derivative [Line Items]
Derivative asset	11,273
Other Receivables, net | Foreign currency forward contracts: | Cash flow hedges | Non-designated cash flow hedges
Derivative [Line Items]
Derivative asset	167
Other Receivables, net | Foreign currency forward contracts: | Fair value hedges
Derivative [Line Items]
Derivative asset	44
Other Receivables, net | Interest rate swap contracts:
Derivative [Line Items]
Derivative asset	0	0
Other Receivables, net | Bunker fuel hedges
Derivative [Line Items]
Derivative asset	$ 0	$ 1,023